VY T Rowe Price Equity Income Portfolio Investment Objectives and Goals - VY T Rowe Price Equity Income Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	VY® T. Rowe Price Equity Income Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Portfolio seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.